Tax Receivable Agreement (Detail) $ in Millions	6 Months Ended
Jun. 30, 2018 USD ($)
Tax Receivable Agreements [Abstract]
Payment on applicable cash tax savings (as a percent)	85.00%
Minimum first payment due after filing of companys tax return	95 days
Maximum first payment due after filing of companys tax return	125 days
Payments to the Continuing LLC Owners	$ 2.6
Deferred tax assets related to exchange of units	2.2
Minimum tax receivable agreement obligation over the agreed period	0.0
Maximum tax receivable agreement obligation over the agreed period	$ 0.2
Period over which the obligations are to be settled	15 years
Deferred tax asset recorded in connection with a stock offering	$ 2.6
Amount of payment liability pursuant to tax receivable agreements	$ 2.2